MARKETABLE SECURITIES (Investments In Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 244	$ 491
Gross unrealized Gains	317	420
Gross unrealized Losses
Fair value	561	911
Equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	244	491
Gross unrealized Gains	317	420
Gross unrealized Losses
Fair value	$ 561	$ 911